Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash at bank	¥ 24,158,568	¥ 7,352,394
Restricted cash	23,029,588	24,602,779
Financial assets at fair value through profit or loss	34,423,897	18,583,056
Financial assets at amortized cost	6,563,969	8,623,012
Financial assets purchased under reverse repurchase agreements	700,007
Accounts and other receivables and contract assets	23,325,978	26,296,438
Loans to customers	119,825,814	47,498,512
Deferred tax assets	3,358,664	3,000,156
Property and equipment	424,043	517,237
Investments accounted for using the equity method	489,931	434,770
Intangible assets	1,882,462	1,896,575
Right-of-use assets	973,547	914,960
Goodwill	9,046,830	9,046,830
Other assets	686,949	766,795
Total assets	248,890,247	149,533,514
LIABILITIES
Payable to platform investors	9,114,906	15,344,417
Borrowings	10,315,445	2,989,862
Current income tax liabilities	2,610,610	1,264,027
Accounts and other payables and contract liabilities	5,483,757	4,826,010
Payable to investors of consolidated structured entities	110,367,718	47,243,050
Financing guarantee liabilities	748,674	242,749
Deferred tax liabilities	5,733,733	5,311,972
Lease liabilities	979,419	939,089
Convertible promissory note payable	10,117,188	10,014,377
Convertible redeemable preferred shares		10,258,898
Optionally convertible promissory notes	7,530,542
Other liabilities	2,736,934	2,953,646
Total liabilities	165,738,926	101,388,097
EQUITY
Share capital	77	69
Share premium	33,213,426	14,113,311
Treasury shares	(2)	(2)
Other reserves	7,418,710	4,582,291
Retained earnings	40,927,597	29,345,949
Total equity attributable to owners' of the Company	81,559,808	48,041,618
Non-controlling interests	1,591,513	103,799
Total equity	83,151,321	48,145,417
Total liabilities and equity	¥ 248,890,247	¥ 149,533,514